Schedule of Other Unsecured Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Unsecured Note with Seven Kings Holdings, Inc. [Member]
Short-term Debt [Line Items]
Maturity Date	[1]	Demand
Interest Rate	[2]	9.50%
Other Unsecured Loans		$ 500	$ 500
Unsecured Line of Credit from Swanson [Member]
Short-term Debt [Line Items]
Maturity Date		July 2022
Interest Rate	[2]	6.00%
Other Unsecured Loans		$ 159	315
Unsecured Line of Credit from Bulider Finance [Member]
Short-term Debt [Line Items]
Maturity Date		January 2023
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 750
Subordinated Promissory Note One [Member]
Short-term Debt [Line Items]
Maturity Date		December 2021
Interest Rate	[2]	10.50%
Other Unsecured Loans			146
Subordinated Promissory Note Two [Member]
Short-term Debt [Line Items]
Maturity Date		April 2024
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 100	100
Subordinated Promissory Notes Three [Member]
Short-term Debt [Line Items]
Maturity Date		April 2021
Interest Rate	[2]	10.00%
Other Unsecured Loans			174
Subordinated Promissory Note Four [Member]
Short-term Debt [Line Items]
Maturity Date		August 2022
Interest Rate	[2]	11.00%
Other Unsecured Loans		$ 200	200
Subordinated Promissory Note Five [Member]
Short-term Debt [Line Items]
Maturity Date		March 2023
Interest Rate	[2]	11.00%
Other Unsecured Loans			169
Subordinated Promissory Note Six [Member]
Short-term Debt [Line Items]
Maturity Date		February 2023
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 600
Subordinated Promissory Note Seven [Member]
Short-term Debt [Line Items]
Maturity Date		June 2023
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 400
Subordinated Promissory Note Eight [Member]
Short-term Debt [Line Items]
Maturity Date		February 2021
Interest Rate	[2]	11.00%
Other Unsecured Loans			600
Subordinated Promissory Note Nine [Member]
Short-term Debt [Line Items]
Maturity Date		Demand
Interest Rate	[2]	5.00%
Other Unsecured Loans
Subordinated Promissory Note Ten [Member]
Short-term Debt [Line Items]
Maturity Date		December 2022
Interest Rate	[2]	5.00%
Other Unsecured Loans		$ 3	3
Subordinated Promissory Note Eleven [Member]
Short-term Debt [Line Items]
Maturity Date		December 2023
Interest Rate	[2]	11.00%
Other Unsecured Loans		$ 20	20
Subordinated Promissory Note Twelve [Member]
Short-term Debt [Line Items]
Maturity Date		February 2024
Interest Rate	[2]	11.00%
Other Unsecured Loans		$ 20	20
Subordinated Promissory Note Thirteen [Member]
Short-term Debt [Line Items]
Maturity Date		January 2025
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 15
Subordinated Promissory Note Fourteen [Member]
Short-term Debt [Line Items]
Maturity Date		November 2021
Interest Rate	[2]	9.50%
Other Unsecured Loans			200
Subordinated Promissory Note Fifteen [Member]
Short-term Debt [Line Items]
Maturity Date		November 2023
Interest Rate	[2]	9.50%
Other Unsecured Loans		$ 200
Subordinated Promissory Note Sixteen [Member]
Short-term Debt [Line Items]
Maturity Date		October 2024
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 700	700
Subordinated Promissory Note Seventeen [Member]
Short-term Debt [Line Items]
Maturity Date		December 2024
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 100	100
Subordinated Promissory Note Eighteen [Member]
Short-term Debt [Line Items]
Maturity Date		April 2025
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 202
Subordinated Promissory Note Nineteen [Member]
Short-term Debt [Line Items]
Maturity Date		July 2023
Interest Rate	[2]	8.00%
Other Unsecured Loans		$ 100
Subordinated Promissory Note Twenty [Member]
Short-term Debt [Line Items]
Maturity Date		July 2024
Interest Rate	[2]	5.00%
Other Unsecured Loans		$ 1,500
Subordinated Promissory Note Twenty One [Member]
Short-term Debt [Line Items]
Maturity Date		September 2023
Interest Rate	[2]	7.00%
Other Unsecured Loans		$ 94
Subordinated Promissory Note Twenty Two [Member]
Short-term Debt [Line Items]
Maturity Date		October 2023
Interest Rate	[2]	7.00%
Other Unsecured Loans		$ 100
Subordinated Promissory Note Twenty Three [Member]
Short-term Debt [Line Items]
Maturity Date		December 2025
Interest Rate	[2]	8.00%
Other Unsecured Loans		$ 180
Senior Subordinated Promissory Note [Member]
Short-term Debt [Line Items]
Maturity Date	[3]	March 2022
Interest Rate	[2]	10.00%
Other Unsecured Loans		$ 334	352
Senior Subordinated Promissory Note One [Member]
Short-term Debt [Line Items]
Maturity Date	[4]	March 2022
Interest Rate	[2]	1.00%
Other Unsecured Loans			728
Debt yield return percentage		11.00%
Junior Subordinated Promissory Note [Member]
Short-term Debt [Line Items]
Maturity Date	[4]	March 2022
Interest Rate	[2]	22.50%
Other Unsecured Loans			417
Debt yield return percentage		11.00%
Senior Subordinated Promissory Note Two [Member]
Short-term Debt [Line Items]
Maturity Date	[5]	October 2024
Interest Rate	[2]	1.00%
Other Unsecured Loans		$ 720	720
Debt yield return percentage		10.00%
Junior Subordinated Promissory Note One [Member]
Short-term Debt [Line Items]
Maturity Date	[5]	October 2024
Interest Rate	[2]	20.00%
Other Unsecured Loans		$ 447	447
Debt yield return percentage		10.00%
Other Unsecured Debt [Member]
Short-term Debt [Line Items]
Other Unsecured Loans		$ 7,444	$ 5,911

[1]	Due six months after lender gives notice.
[2]	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.
[3]	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.
[4]	These notes were issued to the same holder and, when calculated together, yield a blended rate of 11% per annum.
[5]	These notes were issued to the same holder and, when calculated together, yield a blended rate of 10% per annum.